Fair Value Disclosures - Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - Capitalized Mortgage Loan Servicing Rights - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 42,489	$ 26,232	$ 16,904
Total losses realized and unrealized:
Included in results of operations	(4,202)	10,196	(2,108)
Included in other comprehensive income (loss)	0	0	0
Purchases, issuances, settlements, maturities and calls	3,956	6,061	11,436
Transfers in and/or out of Level 3	0	0	0
Ending balance	42,243	42,489	26,232
Fair value, asset, recurring basis, still held, unrealized gain (loss)	$ (4,202)	$ 10,196	$ (2,108)